ACQUISITION OF Q CELLS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Fair Value of Identifiable Assets and Liabilities

The following table summarizes the estimated fair value of the assets acquired and liabilities of Hanwha SolarOne assumed on February 6, 2015, the acquisition date:

US$
(in millions)
Cash and cash equivalents	70.2
Trade accounts receivable	156.5
Other current assets	407.8
Property, plant and equipment	614.3
Land use right	55.0
Other long-term assets	9.5

Total assets acquired	1,313.3

Short-term debt	219.4
Current portion of long-term debt	351.6
Other current liabilities	394.2
Long-term debt, net of current portion	248.6
Other long-term liabilities	4.2

Total liabilities assumed	1,218.0

Net assets acquired	95.3
Goodwill	0.5

Total fair value of purchase price consideration	95.8

The fair values of the identifiable assets and liabilities of the Q CELLS SE business at the date of the acquisition were as follows:

(in millions of U.S. dollars)
Assets
Cash and cash equivalents	24.4
Trade and other receivables	8.9
Inventories	104.6
Advance payments	10.6
Property, plant, and equipment	171.6
In-process development projects	8.7
Other intangible assets	22.2
Other current and non-current assets	0.5
Assets held for sale	10.0

Total assets	361.6

Liabilities
Trade and other payables	14.4
Borrowings	159.9
Accrued expenses	9.8
Other current liabilities	17.4
Warranty provision	24.3

Total liabilities	225.8

Total identifiable net assets	135.8

Gain from bargain purchase	16.6

Total purchase price	119.2

Pro Forma Net Sales and Net Income Loss

The amount of net sales and net income of Hanwha SolarOne included in the Company’s unaudited interim condensed consolidated of operations from the acquisition date of February 6, 2015 to March 31, 2015 are as follows:

In millions of US$
Net sales	189.6
Net income	4.9
Comprehensive income	7.1

The following represents the pro forma consolidated income statement as if the Company and Q CELLS had been consolidated since January 1, 2014:

In millions of US$	For the year ended December 31, 2014	For the three- month period ended March 31, 2015
Net sales	1,464.1	378.7
Net loss	90.5	34.8